Income Taxes (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Benefit at federal statutory rate	(34.00%)	(34.00%)
State, net of federal income tax benefit	(2.79%)	(2.89%)
Stock-based compensation	5.51%	1.84%
Change in valuation allowance	30.95%	22.29%
Other	0.03%	0.03%
Effective tax rate	(0.30%)	(12.73%)